Investments in Equity-accounted Investees	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Investments in Equity-accounted Investees

18 Investments in Equity-accounted Investees

Results relating to equity-accounted investees

	2013	2012	2011
Company’s share in income (loss)	7	7	(77)
Other results	51	(34)	—

	58	(27)	(77)

Company’s share in income (loss)

	2013	2012	2011
Trident	—	—	(82)
ASMC	1	3	3
ASEN	6	4	2

	7	7	(77)

On January 4, 2012, Trident and one of its subsidiaries, Trident Microsystems (Far East) Ltd., filed voluntary petitions under Chapter 11 of the United States Bankruptcy code, in the U.S. Bankruptcy Court for the District of Delaware and was subsequently delisted from the NASDAQ. The U.S. Bankruptcy Court approved the plan of liquidation and entered an order confirming such plan on December 13, 2012. An initial distribution to shareholders took place on December 21, 2012. In view of the aforementioned distribution, NXP B.V. returned its shares in Trident.

Other results

Other results relating to equity-accounted investees amounted to a gain of $51 million in 2013 and a loss of $34 million in 2012. The gain in 2013 primarily reflects a $46 million release of the contingent liability related to an arbitration commenced by ST. By ruling of April 2, 2013, the ICC arbitration tribunal dismissed all claims made by ST in this arbitration. No appeal is available to ST. Based on this award, the provision amounting to $46 million, established in 2012, was released. In 2012, a loss of $46 million related to extra provisions for the above mentioned legal claim of ST and a gain of $12 million related to a partial recovery of our equity investment in Trident are included.

Investments in equity-accounted investees

The changes in 2013 are as follows:

Investments
Balance as of January 1	45
Changes:
Acquisitions/additions	—
Deductions	—
Share in income (loss)	7
Translation and exchange rate differences	—

Balance as of December 31	52

The total carrying value of investments in equity-accounted investees is summarized as follows:

	2013		2012
	Shareholding %	Amount	Shareholding %	Amount
ASMC	27	18	27	17
ASEN	40	34	40	28

		52		45

Investments in equity-accounted investees are included in Corporate and Other.

The fair value of NXP’s shareholding in the publicly listed company ASMC based on the quoted market price at December 31, 2013 is $18 million.